Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Goodwill
Goodwill consists of the following:

	As of December 31, 2023	As of December 31, 2022
Goodwill	$150,752	$138,637
The following table presents the changes in goodwill by reportable segment:

	Air	Packages, Hotels and Other Travel Products	Financial Services	Total
Balance as of January 1, 2022	$17,340	$99,490	$5,596	$122,426
Additions	12,723	—	—	12,723
Foreign currency translation adjustment	(603)	3,789	302	3,488
Balance as of December 31, 2022	$29,460	$103,279	$5,898	$138,637
Assets held for sale (Note 32)	—	(3,685)	—	(3,685)
Foreign currency translation adjustment	2,920	12,353	527	15,800
Balance as of December 31, 2023	$32,380	$111,947	$6,425	$150,752